Statements of Operations Statement (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 1,674,507	$ 1,194,461	$ 2,385,830	$ 2,272,545
Cost of revenues	983,014	664,235	1,392,960	1,241,782
Gross profit	691,493	530,226	992,870	1,030,763
Operating expenses	1,502,151	1,335,375	2,823,974	2,619,023
Loss from operations	(810,658)	(805,149)	(1,831,104)	(1,588,260)
Other income (expense):
Interest expense	(791)	0	(1,233)	0
Other income	0	9	7	50
Total other income (expense), net	(791)	9	(1,226)	50
Loss before income taxes	(811,449)	(805,140)	(1,832,330)	(1,588,210)
Provision for income taxes	0	0	0	0
Net loss	$ (811,449)	$ (805,140)	$ (1,832,330)	$ (1,588,210)
Loss per share - basic	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average shares - basic and diluted	289,434,362	273,501,440	288,710,776	271,720,065